Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summarized Debt

Debt is summarized as follows (in millions):

	December 31,
	2014	2013
Senior Secured Revolving Credit Facility	$20.0	$—
Senior Secured Term Loan Facility	288.0	291.0
Senior Notes	400.0	400.0
Capital lease obligations	0.2	0.3
Economic development loan	0.3	0.4
Unamortized original issue discount	(0.3)	(0.6)

	708.2	691.1
Less:
Current maturities	23.2	3.2

Long-term debt	$685.0	$687.9

Redemption Prices of Senior Notes (Expressed as Percentages of Principal Amount)

On or after February 15, 2015, UCI International, Inc. has the option to redeem all or part of the Senior Notes at the following redemption prices (expressed as percentages of principal amount):

Period	Percentage
2015	104.313%
2016	102.156%
2017 and thereafter	100.000%

Schedule of Future Repayments of Debt Outstanding	Below is a schedule of required future repayments of all debt outstanding on December 31, 2014 (in millions):

2015	$23.2
2016	3.2
2017	282.1
2018	—
2019	400.0

$708.5

Summary of Net Interest Expense

The following table provides the detail of net interest expense for the respective periods (in millions). During the years ended December 31, 2014, 2013 and 2012, $0.1 million, $0.7 million and $0.6 million, respectively, of interest was capitalized.

	Year Ended December 31,
	2014	2013	2012
Interest expense
Senior Secured Revolving Credit Facility	$0.3	$—	$—
Senior Secured Term Loan Facility	16.1	16.3	16.5
Senior Notes	34.5	34.5	34.5
Other	1.1	0.5	1.0
Amortization
Debt issue costs
Senior Secured Term Loan Facility	1.2	1.1	1.1
Senior Notes	1.5	1.3	1.2
Senior Secured Revolving Credit Facility	0.4	0.4	0.4
Original issue discounts	0.3	0.3	0.3
Unrealized foreign exchange gains	(4.9)	—	—

Total interest expense	50.5	54.4	55.0
Interest income	(0.1)	(3.0)	(0.2)

Interest expense, net	$50.4	$51.4	$54.8